SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2019
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

18.         SHARE-BASED PAYMENTS

Stock related award incentive plan of 1999

On September 1, 1999, the Company’s shareholders approved the 1999 Stock Related Award Incentive Plan (the “1999 Plan”). Under the 1999 Plan, the Company may issue up to 12% of the fully diluted ordinary shares of the Company to its directors and employees. The purpose of the 1999 Plan is to provide additional incentive and motivation to its directors and employees, through an equity interest in the Company, to work towards increasing the value of the Company. The 1999 Plan provides for accelerated vesting, subject to certain conditions, if there is a change in control. The 1999 Plan has no stated expiry date.

The exercise price, vesting and other conditions of individual awards are determined by the executive chairman of the board of directors. The awards are typically subject to a three-year to a four-year service vesting condition and expire 10 or 15 years after the grant date. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions including a non-compete condition for a period of 2 years after cessation of employment with the Company. The non-compete condition does not give rise to an in-substance service condition.

Stock related award incentive plan of 2010

On August 4, 2010, the Company’s board of directors and shareholders approved the 2010 Stock Related Award Incentive Plan (the “2010 Plan”). Under the 2010 Plan, the Company may issue up to 10% of the total number of ordinary shares, including ordinary shares issuable upon conversion of any preferred shares to its directors and employees. The purpose of the 2010 Plan was to recognize and acknowledge the contributions made to the Company by eligible employees and to promote the success of the Company’s business. The 2010 Plan allows the board of directors, or its designated committee, to establish the performance criteria when granting stock options on the basis of any one of, or combination of, increase in share price, earnings per share, total shareholder return, return on equity, return on assets, return on investment, net operating income, cash flow, revenue, economic value added, personal management objectives, or other measures of performance selected by the Company's board of directors, or its designated committee. Partial achievement of the specified criteria may result in a vesting corresponding to the degree of achievement as specified in the detail rules.

The exercise price, vesting and other conditions of individual awards are determined by the executive chairman of the board of directors, except for awards to officers which are determined by the board of directors or the compensation committee. The awards are typically subject to a four-year service vesting condition and multiple performance conditions with a contractual life of ten years. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions.

18.         SHARE-BASED PAYMENTS (continued)

Stock related award incentive plan of 2015

On June 4, 2015, the Company’s board of directors and shareholders approved the 2015 Stock Related Award Incentive Plan (the “2015 Plan”). Under the 2015 Plan, the Company may issue up to 1.5% of the total number of ordinary shares, including ordinary shares issuable upon conversion of any preferred shares to its directors and employees. The purpose of the 2015 Plan was to recognize and acknowledge the contributions made to the Company by eligible employees and to promote the success of the Company’s business. The 2015 Plan allows the board of directors, or its designated committee, to establish the performance criteria when granting stock options on the basis of any one of, or combination of, increase in share price, earnings per share, total shareholder return, return on equity, return on assets, return on investment, net operating income, cash flow, revenue, economic value added, personal management objectives, or other measures of performance selected by the Company’s board of directors, or its designated committee. Partial achievement of the specified criteria may result in a vesting corresponding to the degree of achievement as specified in the detail rules.

The exercise price, vesting and other conditions of individual awards are determined by the executive chairman of the board of directors, except for awards to officers which are determined by the board of directors or the compensation committee. The awards are typically subject to a four-year service vesting condition and multiple performance conditions with a contractual life of ten years. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions.

New grant and modification of equity awards

On August 29, 2017 (the “2017 Replacement Date”), the Company’s board of directors approved to replace 1,377,730 share options granted during the years ended December 31, 2015 and 2016 under the 2015 Plan to 200 employees with 153,036 options and 1,224,694 restricted shares (the “Replacement Awards”). The exercise price of 153,036 options was reduced from US$27.2~US$30.0 per share to US$18.1 per share. The replacement awards were subject to graded vesting over four years from the Replacement Date, in which 25% of the awards vest at the end of each of the next four years. The total incremental share-based compensation of US$12,537 resulting from the modification is recognized ratably over the new requisite service period. The total unamortized share-based compensation of US$7,447 resulting from the modification is recognized ratably over the original requisite service period.

On December 30, 2018 (the “2018 Replacement Date”), the Company’s board of directors approved to replace 252,500 share options granted during the year ended December 31, 2008 under the 1999 Plan to 5 employees with 252,500 options (the “2018 Replacement Awards”). The expiration date of 252,500 options was extended from December 30, 2018 to December 30, 2028. The replacement awards were fully vested as of the replacement date. The total incremental share-based compensation of US$619 resulting from the modification is fully recognized during the year ended December 31, 2018.

During 2018, the Company approved to extend the expiration date of an aggregate number of 518,175 share options granted under the 1999 Plan to 10 employees for terms between 2 days and nine years. These stock options expired prior to December 31, 2017. The awards granted are fully vested as of the grant date. These transactions were accounted for as new grant. The total share-based compensation of US$2,764 resulting is fully recognized during the year ended December 31, 2018.

On April 24, 2019, the Company approved to extend the expiration date of 119,920 share options granted under the 1999 Plan to 2 employees to July 27, 2019 and March 30, 2020, respectively. These stock options would have been expired between April 27, 2019 and December 30, 2019 if not modified. These options were fully vested and US$18 incremental compensation cost was recognized for the year ended December 31, 2019 resulting from the modification.

On June 7, 2019, the Company approved the grant of options to certain officers and employees of the Company under the 2015 Plan to purchase 1,423,337 ordinary shares of The Company at exercise prices of US$5.85 per share. 25% of the awards vest at the end of each anniversary of the grant date over the next four years. The options have a contractual term of ten years.

18.         SHARE-BASED PAYMENTS (continued)

On June 11, 2019, the Company spun off its real estate information, analytics and marketplace business as a separate public company CIH. To protect all the existing Fang's awards holders from changes in the value of their awards following the spin-off, CIH issued share options to all the existing Fang's awards holders that entitled them to receive an equivalent number of CIH's shares. These CIH's share options have a nominal exercise price of US$0.001 with substantially the same remaining vesting terms and conditions as applied to Fang's equity awards and are exercisable if and to the extent that the corresponding Fang's equity awards are exercised. For purposes of the vesting of these equity awards, continued employment or service with Fang or with CIH is treated as continued employment for purposes of both Fang's and CIH's equity awards and the vesting terms of each converted grant remained unchanged. As of June 11, 2019, the total number of outstanding stock options of Fang is 7,357,154 which includes 6,773,143 and 584,011 share options held by the Company's and CIH's employees, respectively. As of June 11, 2019, the total number of outstanding restricted shares of Fang is 1,029,437 which includes 931,588 and 97,849 restricted shares held by the Company's and CIH's employees. There was US$848 of incremental compensation cost resulting from the modification, of which US$589 were recognized for the year ended December 31, 2019.

On June 28, 2019 the Company approved to extend the expiration date of 119,920 share options granted under the 1999 Plan to 2 employees to July 27, 2020 and March 30, 2021, respectively. These stock options would have been expired between July 27, 2019 and March 30, 2020 if not modified. These options were fully vested and US$13 of incremental compensation cost was recognized for the year ended December 31, 2019 resulting from the modification.

On November 15, 2019, the Company approved to reduce the exercise prices of 5,991,867 share options from US$5.0~US$30.0 per share to $1.99 per share, which were granted to 307 employees of the Company under the 1999, 2010 and 2015 Plan during the years ended December 31, 2006 to 2019. In addition to the adjustment of exercise price, 1) the share options vested at the modification day became subject to one additional year of service condition till November 14, 2020; 2) share options expected to be vested on or before November 14, 2020 became subject to one additional year of service condition following its original term; 3) share options expected to be vested after November 14, 2020 would follow its original term. There was US$9,146 of incremental compensation cost resulting from the modification, of which US$1,069 were recognized for the year ended December 31, 2019.

On December 19, 2019, the Company approved to extend the expiration date of 225,000 share options granted under the 1999 Plan to 2 employees to December 30, 2029. These stock options would have been expired on December 30, 2019 if not modified. These options were expected to be vested on November 14, 2020. There was US$793 of incremental compensation cost resulting from the modification, of which US$26 was recognized for the year ended December 31, 2019.

18.         SHARE-BASED PAYMENTS (continued)

A summary of the Company’s equity award activity held by both the Company's employees and CIH's employees  under the 1999 Plan, 2010 Plan and 2015 Plan for the year ended December 31, 2019 was stated below:

			Weighted
		Weighted-	Average
		Average per	Remaining
		Share	Contractual	Aggregate
Options Granted to Employees	Number of	Exercise	Term	Intrinsic
and Directors	Shares	Price	(Years)	Value

Outstanding, December 31, 2018	6,034,054	10.92	4.50	US$	5,919
Granted (new options)	1,423,337	5.85
Granted (replacement options)	6,456,707	2.05
Forfeited	(87,950)	16.94
Expired	(140,446)	22.27
Exercised	(11,000)	1.97
Replaced	(6,456,707)	8.70
Outstanding, December 31, 2019	7,217,995	3.84	5.05	US$	5,299
Vested and expected to vest at December 31, 2019	7,217,995	3.84	5.05	US$	5,299
Exercisable at December 31, 2019	636,052	16.42	4.01	US$	86

The aggregate intrinsic value as of December 31, 2019 in the table above represents the difference between the fair value of the Company’s ordinary share at December 31, 2019 and the exercise price.

The fair values of the share options granted by Fang to the Company’s employees for the years ended December 31, 2019 are as follows:

Year Ended December 31, 2019
US$
Weighted average grant date fair value of option per share	2.88
Aggregate grant date fair value of options	4,099

Total intrinsic value of options exercised by the Company's employees for the years ended December 31, 2017, 2018 and 2019 was US$2,953, US$ 3,979 and US$64 respectively.

As of December 31, 2019, there was US$13,314 of unrecognized share-based compensation cost related to the Company's and CIH's equity awards held by the Company's employees that are expected to be recognized over a weighted-average vesting period of 1.52 years.

18.         SHARE-BASED PAYMENTS (continued)

A summary of CIH’s share options activities held by the Company’s employees for the year ended December 31, 2019 was as follows:

			Weighted
		Weighted-	Average
		Average per	Remaining
		Share	Contractual		Aggregate
Options Granted to Employees	Number of	Exercise	Term		Intrinsic
and Directors	Shares	Price	(Years)		Value
Outstanding, December 31, 2018	—	—	—		—
CIH’s share options issued (a)	6,773,143	0.001
Forfeited	(59,340)	0.001
Expired	(76,185)	0.001
Outstanding, December 31, 2019	6,637,618	0.001	4.78	US$	24,154
Vested and expected to vest at December 31, 2019	6,637,618	0.001	4.78	US$	24,154
Exercisable at December 31, 2019	326,165	0.001	3.12	US$	1,187

(a)reflects CIH’s share options issued to the Company’s employees upon the separation;

The aggregate intrinsic value in the table above represents the difference between the fair value of CIH's ordinary share as of December 31, 2019 and the exercise price of CIH’s share options, which may be exercisable if and to the extent that the corresponding Fang's share options are exercised.

The Company used the Black-Scholes option pricing model for stock options granted and primarily used the Binomial option pricing model for modifications to determine the fair value of the stock options for the years ended December 31, 2018 and 2019. The volatility assumption was estimated based on the price volatility of the shares of the Company and comparable companies in the internet media business. The expected term was remaining contract life of the share options. The risk-free rates were based on the market yield of US Treasury Bonds and Notes with maturity terms equal to the expected term of the option awards. Forfeitures were estimated based on historical experience. The dividend yield of nil are based on the Company’s estimated dividend distribution for the stock options granted during the year ended December 31, 2019.

18.         SHARE-BASED PAYMENTS (continued)

The assumptions used to estimate the fair values of the share options granted or modified were as follows:

For the Years Ended
December 31,
2019

Risk-free interest rate	1.57% to 2.42%
Dividend yield	Nil
Expected volatility range	39.00% to 48.06%
Weighted average expected life	0.07 to 10.00 years
Estimated forfeiture rate	—
Exercise multiple	2.2-2.8
Fair value of ordinary share	US$1.99 to US$5.80

Restricted Shares

A summary of the Company’s restricted shares held by both the Company’s employees and CIH’s employees for the year ended December 31, 2019 was stated below:

		Weighted-
Restricted Shares	Number of	Average Grant date
Granted to Employees and Directors	Shares	Fair Value per Share

Outstanding, December 31, 2018	1,066,635	17.62
Forfeited	(52,161)	18.60
Vested	(387,940)	17.60
Unvested, December 31, 2019	626,534	17.55

A summary of CIH’s restricted shares activities held by the Company’s employees for the year ended December 31, 2019 was as follows:

		Weighted-
Restricted Shares	Number of	Average Grant date
Granted to Employees and Directors	Shares	Fair Value per Share

Outstanding, December 31, 2018	—	—
CIH’s restricted shares issued (a)	931,588	0.34
Forfeited	(17,032)
Vested	(350,829)
Unvested, December 31, 2019	563,727	0.34

(a)reflects CIH’s restricted shares issued to the Company’s employees upon the separation;

18.         SHARE-BASED PAYMENTS (continued)

Total intrinsic value of restricted shares exercised by the Company's employees for the year ended December 31, 2019 was US$668.

As of December 31, 2019, there was US$5,033 of unrecognized share-based compensation cost related to the Company's and CIH's restricted shares held by the Company's employees that are expected to be recognized over a weighted-average vesting period of 1.67 years.

Total share-based compensation expense of share-based awards granted to employees and directors charged to both continuing and discontinued operations were US$7,218,  US$14,082 and US$8,820, respectively.